                              GENERAL INFORMATION



OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (AFLIAC)

John F. O'Brien, Chairman of the Board
Mark A. Hug, President and CEO
Richard M. Reilly, Senior Vice President
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Vice President and Treasurer
Charles F. Cronin, Secretary and Counsel

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100, Houston, TX 77046
  AIM V.I. Blue Chip Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  Alliance Growth Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISER
   Allmerica Asset Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Money Market Fund

INVESTMENT ADVISERS (CONTINUED)
Delaware Management Company
2005 Market Street, Philadelphia, PA 19103
  Delaware VIP Select Growth Series

Deutsche Asset Management
885 Third Avenue, New York, NY 10022
  Deutsche VIT EAFE Equity Index Fund
  Deutsche VIT Equity 500 Index Fund
  Deutsche VIT Small Cap Index Fund

Deutsche Investment Management Americas Inc.
345 Park Avenue, New York, NY 10154
  Scudder Government Securities Portfolio

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP II Contrafund Portfolio
  Fidelity VIP III Growth & Income Portfolio
  Fidelity VIP III Mid Cap Portfolio

Franklin Advisers, Inc.
777 Mariners Island Blvd., San Mateo, CA 94403
  FT VIP Mutual Shares Securities Fund
  FT VIP Templeton Developing Markets Securities Fund

INVESCO Funds Group, Inc.
4350 South Monaco Street, Denver, CO 80217
  INVESCO VIF-Dynamics Fund
  INVESCO VIF-Core Equity Fund

Janus Capital
100 Fillmore Street, Denver, CO 80206
  Janus Aspen Aggressive Growth Portfolio
  Janus Aspen Capital Appreciation Portfolio
  Janus Aspen International Growth Portfolio

Pioneer Investment Management, Inc.
60 State Street, Boston, MA 02109
  Pioneer Fund VCT Portfolio

                          PRODUCT PERFORMANCE SUMMARY


DIRECTEDADVISORYSOLUTIONS (AFLIAC)

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the DirectedAdvisorySolutions sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                                           Without Contract Fee
                                                                                                                       10 Years
                                                                                      Sub-                  10 Years or Life of
                                                                            Fund   Account                   or Life       Sub-
                                                                       Inception Inception       1       5   of Fund    Account
Sub-Accounts                                                                Date      Date    Year   Years (if less)  (if less)
--------------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Money Market Fund                                                   4/29/85   1/12/01    1.89%   4.34%    4.08%     2.75%

AIM Variable Insurance Funds
AIM V.I. Blue Chip Fund                                                12/29/99   1/12/01  -24.88%     N/A  -19.57%   -26.26%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth Portfolio                                               9/15/94   1/12/01  -27.17%   0.00%    9.09%   -30.08%

Delaware VIP Trust (Service Class)
Delaware VIP Select Growth Series                                        5/3/99   1/12/01  -29.07%     N/A  -12.48%   -29.48%

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund                                     8/22/97   1/12/01  -14.71%     N/A   -3.49%   -19.77%
Deutsche VIT Equity 500 Index Fund                                      10/1/97   1/12/01  -18.87%     N/A    1.18%   -17.54%
Deutsche VIT Small Cap Index Fund                                       8/22/97   1/12/01   -9.32%     N/A    2.30%    -2.92%

Fidelity Variable Insurance Products Fund VIP II and VIP III (Service Class 2)
Fidelity VIP II Contrafund Portfolio                                     1/3/95   1/12/01   -4.22%   6.89%   13.49%    -6.56%
Fidelity VIP III Growth & Income Portfolio                             12/31/96   1/12/01  -17.58%   2.79%    5.08%   -15.33%
Fidelity VIP III Mid Cap Portfolio                                     12/28/98   1/12/01    0.93%     N/A   20.16%     2.06%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Mutual Shares Securities Fund                                    11/8/96   1/12/01   -8.43%   6.99%    8.15%    -0.14%
FT VIP Templeton Developing Markets Securities Fund                      3/4/96   1/12/01   -2.47% -12.42%  -10.11%    -6.43%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                                               8/25/97   1/12/01  -35.24%     N/A   -1.12%   -34.94%
INVESCO VIF Core Equity Fund                                            8/10/94   1/12/01  -12.00%   4.83%   10.94%   -11.65%

                                                                                         With Contract Fee*
                                                                                                   10 Years
                                                                                        10 Years or Life of
                                                                                         or Life       Sub-
                                                                             1       5   of Fund    Account
Sub-Accounts                                                              Year   Years (if less)  (if less)
-----------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Money Market Fund                                                    1.74%   4.20%    3.95%     2.55%

AIM Variable Insurance Funds
AIM V.I. Blue Chip Fund                                                -25.02%     N/A  -19.77%   -26.47%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth Portfolio                                              -27.32%  -0.11%    9.02%   -30.29%

Delaware VIP Trust (Service Class)
Delaware VIP Select Growth Series                                      -29.22%     N/A  -12.67%   -29.69%

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund                                    -14.86%     N/A   -3.63%   -19.99%
Deutsche VIT Equity 500 Index Fund                                     -19.02%     N/A    1.05%   -17.74%
Deutsche VIT Small Cap Index Fund                                       -9.47%     N/A    2.15%    -3.11%

Fidelity Variable Insurance Products Fund VIP II and VIP III (Service Class 2)
Fidelity VIP II Contrafund Portfolio                                    -4.37%   6.79%   13.41%    -6.76%
Fidelity VIP III Growth & Income Portfolio                             -17.73%   2.68%    4.97%   -15.53%
Fidelity VIP III Mid Cap Portfolio                                       0.78%     N/A   20.05%     1.86%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Mutual Shares Securities Fund                                    -8.58%   6.87%    8.03%    -0.33%
FT VIP Templeton Developing Markets Securities Fund                     -2.62% -12.64%  -10.35%    -6.64%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                                              -35.38%     N/A   -1.24%   -35.16%
INVESCO VIF Core Equity Fund                                           -12.15%   4.71%   10.85%   -11.85%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the DirectedAdvisorySolutions sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

DIRECTEDADVISORYSOLUTIONS (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the DirectedAdvisorySolutions sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                                          Without Contract Fee
                                                                                                                      10 Years
                                                                                      Sub-                 10 Years or Life of
                                                                            Fund   Account                  or Life       Sub-
                                                                       Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                                Date      Date    Year  Years (if less)  (if less)
-------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio                                 9/13/93   1/12/01  -34.06%  1.11%   8.10%    -40.59%
Janus Aspen Capital Appreciation Portfolio                               5/1/97   1/12/01  -16.45% 10.00%  13.14%    -20.18%
Janus Aspen International Growth Portfolio                               5/2/94   1/12/01  -20.90%  2.62%  10.08%    -24.60%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                                             10/31/97   1/12/01  -14.87%    N/A   4.11%    -13.93%

Scudder Variable Series II
Scudder Government Securities Portfolio                                  9/3/87   1/12/01    7.35%  6.35%   6.08%      6.76%

                                                                                       With Contract Fee*
                                                                                                 10 Years
                                                                                      10 Years or Life of
                                                                                       or Life       Sub-
                                                                             1     5   of Fund    Account
Sub-Accounts                                                              Year Years (if less)  (if less)
---------------------------------------------------------------------------------------------------------

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio                                -34.21% 1.02%   8.02%    -40.83%
Janus Aspen Capital Appreciation Portfolio                             -16.60% 9.91%  13.05%    -20.40%
Janus Aspen International Growth Portfolio                             -21.04% 2.51%   9.99%    -24.82%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                                             -15.01%   N/A   3.99%    -14.13%

Scudder Variable Series II
Scudder Government Securities Portfolio                                  7.20% 6.21%   5.96%      6.56%




*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the DirectedAdvisorySolutions sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Annual Reports dated June 30, 2002, of certain underlying funds are incorporated herein by reference as the reports sent to contract owners of the Allmerica
Life Insurance and Annuity Company, Allmerica Separate Account VA-K (File No. 811-6293), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on August 22, 2002. Accession number
0000927016-02-004262.